Discontinued Operation (Narrative) (Details) (USD $)	6 Months Ended			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012		May 31, 2012 Liacom Systems Ltd [Member]	Feb. 28, 2013 BridgeQuest [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest disposed of during period				51.00%
Total consideration for sale of subsidiary				$ 1,750,000	$ 6,500
Goodwill impairment				1,300,000
Loss on sale	$ 786,000	$ 245,000	[1]	$ 703,000

[1]	Presented after reclassification of Liacom Systems Ltd. and BridgeQuest Inc. as discontinued operation.